Supplemental Oil And Gas Information (Schedule Of Results Of Operations From Oil And Gas Producing Activities) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental Oil And Gas Information [Abstract]
Revenues	$ 4,911	$ 5,871
Production costs and taxes	(3,398)	(3,591)
Depreciation, depletion and amortization	(637)	(722)
Income from oil and gas producing activities	$ 876	$ 1,558